FRED ALGER
& COMPANY,
INCORPORATED

Administrative Office:             Executive Office:
30 Montgomery Street               1 World Trade Center
Jersey City, New Jersey 07302      Suite 9333
(201) 547-3600                     New York, New York 10048
Fax (201) 434-1459                 (212) 806-8800
                                   Fax (212)269-0420
     Member New York Stock Exchange

                         June 21, 2000

VIA EDGAR
Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

RE:  THE ALGER AMERICAN FUND (the "Fund")
     FILE NO. 33-21722
     FILE NO. 811-5550

Dear Sir or Madam:

           On behalf of the above-referenced Fund, we hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, supplements to the Prospectuses for the above referenced Fund. The Prospectuses vary only with regard to how many portfolios of the Fund they describe. These supplements indicate replacement of one of the Fund's Portfolio Managers.

           If you require additional information, please do not hesitate to call me at (800) 223-3810.

                                   Very truly yours,


                                   /s/ ERIC SANDERS
                                   ----------------
                                   Eric Sanders
                                   Associate Counsel


Enclosure

                            THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro, Bonnie Smithwick and Steven Thumm are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Income & Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000. Steven Thumm serves as co-manager of the Balanced Portfolio. He has been employed by the Manager as a fixed income analyst since 1991.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Income & Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Leveraged AllCap Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.

                            THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 7 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Income & Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Ron Tartaro and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro, a co-manager of the Growth and Income & Growth Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.

                             THE ALGER AMERICAN FUND

       SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The paragraph on page 6 of The Alger American Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger and Bonnie Smithwick are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000.